Expense Example - MassMutual Select Main Funds_Pro	Sep. 30, 2025 USD ($)
MassMutual Diversified Value Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
MassMutual Diversified Value Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
MassMutual Diversified Value Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
MassMutual Diversified Value Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
MassMutual Diversified Value Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
MassMutual Diversified Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,123
Expense Example, with Redemption, 10 Years	1,816
MassMutual Diversified Value Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
MassMutual Diversified Value Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
MM S&P 500® Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	179
MM S&P 500® Index Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
MM S&P 500® Index Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
MM S&P 500® Index Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
MM S&P 500® Index Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
MM S&P 500® Index Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
MM S&P 500® Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	621
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	1,418
MassMutual Blue Chip Growth Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
MassMutual Blue Chip Growth Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
MassMutual Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
MassMutual Blue Chip Growth Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
MassMutual Blue Chip Growth Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
MassMutual Blue Chip Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,153
Expense Example, with Redemption, 10 Years	1,881
MassMutual Blue Chip Growth Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
MassMutual Blue Chip Growth Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
MassMutual Mid Cap Growth Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	845
MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	964
MassMutual Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,200
MassMutual Mid Cap Growth Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	1,373
MassMutual Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	902
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,901
MassMutual Mid Cap Growth Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	753
Expense Example, with Redemption, 10 Years	1,656
MassMutual Mid Cap Growth Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	964
MassMutual Small Cap Growth Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
MassMutual Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
MassMutual Small Cap Growth Equity Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
MassMutual Small Cap Growth Equity Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
MassMutual Small Cap Growth Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,264
Expense Example, with Redemption, 10 Years	2,116
MassMutual Small Cap Growth Equity Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,878
MassMutual Small Cap Growth Equity Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
MassMutual Overseas Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,119
MassMutual Overseas Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,236
MassMutual Overseas Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,352
MassMutual Overseas Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,466
MassMutual Overseas Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,635
MassMutual Overseas Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,272
Expense Example, with Redemption, 10 Years	2,148
MassMutual Overseas Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,911
MassMutual Overseas Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	$ 1,236